Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Discount rate applied in the cash flow projections	18.00%
Impairment loss	$ 4,541,074	$ 3,105,507
Recoverable amount of intangible assets under development
Amortization		$ 1,900,000
Covering period	3 years